Related Party Disclosures	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 13 - Transactions with Former Owner
Prior to the Spin-Off, Post operated under Ralcorp's centralized cash management system, Post's cash requirements were provided directly by Ralcorp, and cash generated by Post was generally remitted directly to Ralcorp. Transaction systems (e.g. payroll, employee benefits and accounts payable) used to record and account for cash disbursements were generally provided by Ralcorp. Ralcorp also provided centralized demand planning, order management, billing, credit and collection services to Post. Transaction systems (e.g. revenues, accounts receivable and cash application) used to record and account for cash receipts were generally provided by centralized Ralcorp organizations. These Ralcorp systems were generally designed to track assets/liabilities and receipts/payments on a business specific basis. After the Spin-Off, Ralcorp continued to provide many of these services to Post under a transition services agreement ("TSA") between the companies.
At the time of the Spin-Off, Ralcorp contributed its net investment in Post in exchange for approximately 6.8 million shares of Post common stock and a $900.0 cash distribution which was funded through the incurrence of long-term debt by Post, see Note 10. Prior to Ralcorp's contribution of its net investment, the net investment balance decreased due to separation related adjustments in the net amount of $181.8 primarily due to differences between the $900.0 cash distribution to Ralcorp compared to the settlement of intercompany debt of $784.5 and equity investment in partnership of $60.2 (see Note 15) that did not transfer to Post in connection with the Spin-Off.
 Net revenues in the accompanying consolidated statements of operations represent net sales directly attributable to Post. Costs and expenses in the accompanying consolidated statements of operations represent direct and allocated costs and expenses related to Post. For periods prior to the Spin-Off, costs for certain functions and services performed by centralized Ralcorp organizations have been allocated to Post based upon reasonable activity bases (generally volume, revenues, net assets or a combination as compared to the total of Ralcorp and Post amounts) or other reasonable methods. The consolidated statements of operations include expense allocations for certain manufacturing, shipping, distribution and administration costs including information systems, procurement, accounting shared services, legal, tax, human resources, payroll, credit and accounts receivable, customer service and cash management. Total allocated costs were $4.6 for the nine months ended June 30, 2012, and $16.6 for the nine months ended June 30, 2011, which are reported in "selling, general and administrative expenses." After the Spin-Off, costs for services provided by Ralcorp are based on agreed upon fees contained in the TSA. TSA charges from February 4, 2012 to June 30, 2012 were $5.4 and were reported in "selling, general and administrative expenses."
 Post produces certain products for sale to Ralcorp. For periods prior to the Spin-Off, the amounts related to these transactions have been included in the accompanying financial statements based upon transfer prices in effect at the time of the individual transactions which were consistent with prices of similar arm's-length transactions. For periods subsequent to the Spin-Off, these transactions were based upon pricing governed by the TSA with Ralcorp. Net sales related to those transactions was $12.7 for the nine months ended June 30, 2012, and $9.5 for the nine months ended June 30, 2011.
 Prior to the Spin-Off, Ralcorp maintained all debt obligations on a consolidated basis to fund and manage its operations. During the periods presented in these financial statements prior to the Spin-Off date, Post had no direct debt obligations; however, Ralcorp followed the policy of applying debt and related interest expense to the operations of Post based upon net debt assumed in the acquisition of Post from Kraft in August 2008 (see Note 9).
 On September 29, 2011, Post Foods Canada Corp. issued a promissory note to Western Waffles Corp., an affiliate of Ralcorp, whereby Western Waffles Corp. became indebted to Post Foods Canada Corp. in the amount of $4.0 plus 4.0 Canadian dollars. The promissory note bore interest at the rate of 1% per annum and was payable on demand. The note was redeemed during December 2011.
 The unaudited condensed consolidated balance sheet as of September 30, 2011 is presented assuming that all intercompany payables or receivables will be treated as adjustments to Ralcorp's investment except the "Receivable from Ralcorp" related to the sale of trade receivables discussed below.
On November 4, 2010, Post entered into an agreement to sell, on an ongoing basis, all of the trade accounts receivable of Post Foods, LLC to a wholly owned, bankruptcy-remote subsidiary of Ralcorp named Ralcorp Receivables Corporation ("RRC"). The accounts receivable of Post Foods Canada Corp. were not incorporated into the agreement and were not sold to RRC. The purchase price of the receivables sold was calculated with a discount factor of 1.18%. Post received a fee from RRC to service the receivables (with no significant servicing assets or liabilities). The discounts totaled $3.3 for the nine months ended June 30, 2012, and $8.7 for the nine months ended June 30, 2011, and were reported as a component of "Other (income) expense, net," Servicing fee income was $0.8 for the nine months ended June 30, 2012, and $2.8 for the nine months ended June 30, 2011, and was reported as a reduction to "Selling, general and administrative expenses." The net amount due from Ralcorp as of September 30, 2011, was $41.3. Post terminated its agreement with RRC in December 2011.
In connection with the Spin-Off, the Company entered into a series of agreements with Ralcorp which are intended to govern the relationship between the Company and Ralcorp and to facilitate an orderly separation of the Company from Ralcorp. These agreements include a Separation and Distribution Agreement, Tax Allocation Agreement and the TSA, among others. Additionally, the Company has agreed to indemnify Ralcorp for income taxes incurred if the Company violates certain provisions of the IRS private letter ruling obtained by Ralcorp. Under certain of these agreements, the Company will incur expenses payable to Ralcorp in connection with certain administrative services provided for varying lengths of time. The Company incurred separation related costs of $10.4 during the nine months ended June 30, 2012 which were primarily related to professional service fees to effect the Spin-Off and to a lesser extent duplicative costs incurred by Post to begin establishing stand-alone processes and systems for activities performed by Ralcorp under the TSA. These costs were reported as a component of "Selling, general and administrative expenses." See Note 1 for additional information on the Spin-Off. As of June 30, 2012, the Company has a $4.5 receivable related to the net transactions from these agreements recorded as "Receivable from Ralcorp."

Note 16 — Related Party Transactions
Under Ralcorp's centralized cash management system, cash requirements are provided directly by Ralcorp and cash generated by Post is generally remitted directly to Ralcorp. Transaction systems (e.g. payroll, employee benefits, and accounts payable) used to record and account for cash disbursements are generally provided by Ralcorp. Ralcorp also provides centralized demand planning, order management, billing, credit, and collection services to Post. Transaction systems (e.g. revenues, accounts receivable, and cash application) used to record and account for cash receipts are generally provided by centralized Ralcorp organizations. These Ralcorp systems are generally designed to track assets/liabilities and receipts/payments on a business specific basis.
Net revenues in the accompanying combined statements of operations represent net sales directly attributable to Post. Costs and expenses in the accompanying combined statements of operations represent direct and allocated costs and expenses related to Post. Costs for certain functions and services performed by centralized Ralcorp organizations have been allocated to Post based upon reasonable activity bases (generally volume, revenues, net assets, or a combination as compared to the total of Ralcorp and Post amounts) or other reasonable methods. The combined statements of operations include expense allocations for certain manufacturing, shipping, distribution and administration costs including information systems, procurement, accounting shared services, legal, tax, human resources, payroll, credit and accounts receivable, customer service, and cash management. For the years ended September 30, 2011, 2010, and 2009, total allocated costs were $21.5, $19.6, and $7.6, respectively, which are reported in "Selling, general and administrative expenses."
Certain cereal products of Post are produced in facilities owned by Ralcorp. In addition, Post produces certain products for sale to Ralcorp. The amounts related to these transactions have been included in the accompanying financial statements based upon transfer prices in effect at the time of the individual transactions which were consistent with prices of similar arm's-length transactions. Net sales related to those transactions totaled $10.5, $6.7, and zero in the years ended September 30, 2011, 2010, and 2009, respectively.
Ralcorp maintains all debt obligations on a consolidated basis to fund and manage operations. During the periods presented in these financial statements, Post had no direct debt obligations; however, Ralcorp has followed the policy of applying debt and related interest expense to the operations of Post based upon net debt assumed in the acquisition of Post from Kraft in August 2008 (see Note 12).
On September 29, 2011, Post Foods Canada Corp. issued a promissory note to Western Waffles Corp., an affiliate of Ralcorp, whereby Western Waffles Corp. became indebted to Post Foods Canada Corp. in the amount of $4.0 plus 4.0 Canadian dollars. The promissory note bears interest at the rate of 1% per annum and is payable on demand. At September 30, 2011, the total carrying value of the note receivable was $7.8.
 The combined balance sheets are presented assuming that all intercompany payables or receivables will be treated as adjustments to Ralcorp's investment except the "Receivable from Ralcorp" related to the sale of trade receivables (see Note 8) and the debt discussed above.
Transition and integration costs
Post incurred significant costs related to the August 2008 acquisition by Ralcorp. The costs include transitioning Post into Ralcorp operations, including decoupling the cereal assets of Post from those of other operations of Kraft (the former owner), developing stand-alone Post information systems, developing independent sales, logistics and purchasing functions for Post, and other significant integration undertakings. While a portion of those costs were capitalized, the expense portion was included in the statements of operations as follows:

	Year Ended September 30,
	2011	2010	2009
Cost of goods sold	$—	$1.3	$2.1
Selling, general and administrative expenses	—	6.4	29.5
	$—	$7.7	$31.6

Separation costs
During fiscal year 2011, Post incurred $2.8 of costs preparing for the separation from Ralcorp. The costs primarily consisted of legal and accounting fees, other outside service fees and employee severance and were included in the statement of operations as a component of selling, general and administrative expenses.
Derivative financial instruments and hedging
See Notes 2 and 10 for a discussion of Post's participation in Ralcorp's derivative financial instrument and hedging program.